Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of long-term debt outstanding
Outstanding long-term debt was as follows:

	December 31, 2017	December 31, 2016
Senior long-term debt:
Senior Secured Credit Facility (stated maturity dates April 2022 and April 2024 as of December 31, 2017; stated maturity dates June 2018, June 2019 and March 2021 as of December 31, 2016), net of discount	$1,625,344	$1,497,869
Senior Notes (stated maturity dates May 2025 as of December 31, 2017 and September 2019 as of December 31, 2016), net of discount	800,000	1,388,036
Total senior long-term debt	2,425,344	2,885,905
Other debt:
Lines of credit	42,195	47,833
Notes payable and other debt	593,268	421,040
Total senior and other debt	3,060,807	3,354,778
Capital lease obligations and sale-leaseback financings	139,758	144,646
Total long-term debt	3,200,565	3,499,424
Less: total unamortized deferred financing costs	105,299	42,184
Less: current portion of long-term debt	121,870	95,968
Long-term debt, less current portion	$2,973,396	$3,361,272

Schedule of aggregate maturities of debt
As of December 31, 2017, aggregate annual maturities of the senior and other debt, excluding capital lease obligations and sale-leaseback financings, were as follows:

December 31,	Senior and Other Debt
2018	$115,468
2019	103,894
2020	129,334
2021	138,316
2022	181,609
Thereafter	2,406,842
Total	3,075,463
Less: discount, net	(14,656)
Total senior and other debt	$3,060,807

Schedule estimated fair values of debt
The estimated fair value of our debt was as follows:

	December 31, 2017		December 31, 2016
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Total senior and other debt	$3,060,807	$3,117,437	$3,354,778	$3,382,186

Schedule of aggregate maturities of our total future value and present value of the minimum capital lease payments and payments related to sale-leaseback
The aggregate maturities of our total future value and present value of the minimum capital lease payments and payments related to sale-leaseback financings at December 31, 2017 were as follows:

	Future Value of Payments	Interest	Present Value of Payments
2018	$24,262	$17,860	$6,402
2019	33,559	17,723	15,836
2020	23,785	16,776	7,009
2021	28,372	15,270	13,102
2022	28,784	13,511	15,273
Thereafter	116,037	33,901	82,136
Total	$254,799	$115,041	$139,758